Employee benefits - Defined benefit plans - Net expense location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net expense	€ (117)	€ (889)	€ (452)
o/w expenses in operating income	(98)	(873)	(431)
o/w net interest on the net defined liability in finance cost	(19)	€ (16)	€ (21)
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(2)
o/w expenses in operating income	(1)
o/w net interest on the net defined liability in finance cost	(1)
Capital-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(65)
o/w expenses in operating income	(48)
o/w net interest on the net defined liability in finance cost	(17)
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(2)
o/w expenses in operating income	(1)
o/w net interest on the net defined liability in finance cost	(1)
French part-time for seniors plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	7
o/w expenses in operating income	6
o/w net interest on the net defined liability in finance cost	1
Other long-term benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(55)
o/w expenses in operating income	(54)
o/w net interest on the net defined liability in finance cost	€ (1)